Offerings - Offering: 1	May 08, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	320,308
Proposed Maximum Offering Price per Unit | $ / shares	83.47
Maximum Aggregate Offering Price	$ 26,736,109
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,692.36
Offering Note

(1)
Pursuant to Rule 416 under the Securities Act of 1933 (the "Securities Act"), the registration statement to which this exhibit related also covers any additional shares of the Registrant's Common Stock, $0.01 par value per share (the "Common Stock"), that may be offered or become issuable under the Amended and Restated 2013 Equity Incentive Plan in connection with any stock split, stock dividend, recapitalization or any other similar transaction effected without receipt of consideration that results in an increase in the number of outstanding shares of the Common Stock.

(2)
Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h)(1) and (c) under the Securities Act, based upon the average of the high and low sales prices of the Common Stock on the New York Stock Exchange on May 4, 2026, a date that is within five business days prior to the filing of this registration statement.